Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2016
Other non-current assets [Abstract]
Other non-current assets
	December 31,
	2015	2016
Deferred mobilization expenses	$23,992	$5,564
Intangible assets, net	3,289	1,845
Prepaid investments	9,579	425
Total	$36,860	$7,834